12. Financial Instruments and Risks: Schedule of Fair Values and Classification of Financial Instruments (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Cash and cash equivalents
Category	FVTPL
Fair Value of Financial Instruments	$ 2,961,514	$ 33,904,759
Convertible debenture receivable
Category	FVTPL
Fair Value of Financial Instruments	$ 15,000,000	0
Promissory note receivable
Category	FVTPL
Fair Value of Financial Instruments	$ 3,412,421	0
Investments in equity securities
Category	FVTPL
Fair Value of Financial Instruments	$ 1,766,953	0
Accounts payable
Category	Amortized cost
Fair Value of Financial Instruments	$ 304,540	235,357
Due to related parties
Category	Amortized cost
Fair Value of Financial Instruments	$ 21,347	18,685
Loans payable
Category	Amortized cost
Fair Value of Financial Instruments	$ 0	$ 10,000